ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Disclosure of information for cash-generating units [text block]
	Air Transport CGU		Coalition and loyalty Program Multiplus CGU
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$

Goodwill	2,209,576	1,845,136	-	448,936
Airport Slots	845,959	828,969	-	-
Loyalty program	263,806	-	-	274,420